EQUITY - Additional Information Regarding Warrants Outstanding (Details) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding (in shares)	18,581,679	14,615,703	14,695,691	15,309,559	15,924,483	24,640,018
Pre-funded warrant
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price (in dollars per share)	$ 0.002
Number of Warrants Outstanding (in shares)	6,793,575
Issued with debt
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price (in dollars per share)	$ 8.31	$ 8.34		$ 14.24
Number of Warrants Outstanding (in shares)	4,002,972	4,020,471		892,245
Issued to employees, directors and service providers
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price (in dollars per share)	$ 18.18	$ 18.06		$ 17.22
Number of Warrants Outstanding (in shares)	2,663,529	3,862,703		4,344,578
Issued with common stock
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price (in dollars per share)	$ 15.34	$ 15.34		$ 15.26
Number of Warrants Outstanding (in shares)	1,613,781	1,613,778		1,591,217
Purchase of warrants
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price (in dollars per share)	$ 14.50	$ 14.50		$ 14.50
Number of Warrants Outstanding (in shares)	2,378,683	2,378,683		2,378,683
Issued to strategic investors under ERPs
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price (in dollars per share)	$ 5.50	$ 4.20		$ 4.28
Number of Warrants Outstanding (in shares)	1,129,139	2,740,068		6,102,836